Goodwill and Intangible Assets, net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, net
12. Goodwill and Intangible Assets, net
Goodwill consisted of the following (in thousands):

	As of December 31,
	2021	2020
Beginning balance	$1,857	$1,857
Goodwill acquired in Dutch DNA acquisition	15,177	—
Measurement period adjustment (see Note 4)	5,000	—
Currency translation	(722)	—

Ending balance	$21,312	$1,857

Intangible assets, net consisted of the following (in thousands):

	Weighted Average Amortization Period	Gross Carrying Value	Accumulated Amortization	Net (1)
Balances as of December 31, 2021
Acquired technology	13.3	$25,038	$(3,396)	$21,642
Balances as of December 31, 2020
Acquired technology	6.0	$5,490	$(2,196)	$3,294

(1)	Includes a decrease of $0.9 million in the net intangible assets balance in 2021 due to foreign currency translation.
Amortization expense was $1.2 million, $0.5 million and $0.5 million for the years ended December 31, 2021, 2020 and 2019, respectively. Future amortization expense for each of the next five years will be $1.8 million.